Derivatives - Other derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Net gains (losses) on investments	$ 1,949.5	$ (1,573.2)
U.S. treasury bond forward contracts
Derivatives
Notional amount	8,000.0
Net gains (losses) on investments	159.8	162.4
Principal amount of derivatives settled through physical delivery of underlying instrument	6,890.0
Long-dated U.S. treasury bond forward contracts
Derivatives
Notional amount	$ 292.8	$ 183.7
Term of contracts	6 months	6 months
Interest rate swap contracts
Derivatives
Notional amount	$ 1,900.0	$ 0.0
Term of contracts	2 years	2 years
Principal amount of derivatives settled through physical delivery of underlying instrument	$ 2,261.5